Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Derivatives [Abstract]
Hedging Derivates [text block table]	Dec 31, 2022 Dec 31, 2021 in € m. Notional Notional Fair value hedge CHF LIBOR 0 0 GBP LIBOR 0 0 JPY LIBOR 0 0 USD LIBOR 12,281 20,298
Value of Derivatives held as Fair Value Hedges [text block table]	Derivatives held as fair value hedges Dec 31, 2022 2022 Dec 31, 2021 2021 in € m. Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Derivatives held as fair value hedges 2,401 7,668 95,386 (6,300) 3,713 1,000 78,176 (1,454) 2022 2021 in € m. Hedgeineffectiveness Hedgeineffectiveness Result of fair value hedges (279) 139
Fair Value Hedges [text block table]	Financial instruments designated as fair value hedges Dec 31, 2022 2022 Carrying amount of Financialinstruments designated as fairvalue hedges Accumulated amount offair value hedgeadjustments - Total Accumulated amount offair value hedgeadjustments - Terminatedhedge relationships Fair Valuechanges usedfor hedgeeffectiveness in € m. Assets Liabilities Assets Liabilities Assets Liabilities Financial assets at fair value throughother comprehensive income 13,459 0 (2,118) 0 (2) 0 (2,390) Bonds at amortized cost 336 0 (37) 0 0 0 (37) Long-term debt 0 68,596 0 (6,606) 0 (164) 8,444 Deposits 0 0 0 0 0 0 0 Loans at amortized cost 0 0 0 0 0 0 0 Dec 31, 2021 2021 Carrying amount of Financialinstruments designated as fairvalue hedges Accumulated amount offair value hedgeadjustments - Total Accumulated amount offair value hedgeadjustments - Terminatedhedge relationships Fair Valuechanges usedfor hedgeeffectiveness in € m. Assets Liabilities Assets Liabilities Assets Liabilities Financial assets at fair value throughother comprehensive income 12,397 0 (221) 0 4 0 (724) Bonds at amortized cost 582 0 5 0 2 0 (12) Long-term debt 0 62,294 0 1,595 0 302 2,329 Deposits 0 0 0 0 0 0 0 Loans at amortized cost 0 0 0 0 0 0 0
Value of Derivatives held as Cash Flow Hedges [text block table]	Derivatives held as cash flow hedges Dec 31, 2022 2022 Dec 31, 2021 2021 in € m. Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Derivatives held as cash flow hedges 6 1,219 47,976 (802) 49 43 7,451 (75)
Cash Flow Hedge Balances [text block table]
Cash flow hedge balances
in € m.	Dec 31, 2022	Dec 31, 2021	Dec 31, 2020
Reported in Equity[1]	(790)	(42)	11
thereof relates to terminated programs	0	0	0
Gains (losses) posted to equity for the year ended	(819)	1	(14)
Gains (losses) removed from equity for the year ended	71	(54)	4
thereof relates to terminated programs	0	0	0
Changes of hedged item's value used for hedge effectiveness	(899)	66	(7)
Ineffectiveness recorded within P&L	16	25	(12)

[1] Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Value of Derivatives held as Net Investment Hedges [text block table]	Derivatives held as net investment hedges Dec 31, 2022 2022 Dec 31, 2021 2021 in € m. Assets Liabilities Nominal amount Fair Valuechanges usedfor hedgeeffectiveness Assets Liabilities Nominal amount Fair Valuechanges usedfor hedgeeffectiveness Derivatives held as net investment hedges 1,044 513 45,749 (2,539) 227 1,093 39,087 (1,707) 2022 2021 in € m. Fair value changesrecognised inEquity1 Hedgeineffectiveness Fair value changesrecognised inEquity1 Hedgeineffectiveness Result of net investment hedges 2,410 (329) 1,892 (179) 1 Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.
Profile of NIH hedging instruments [text block table]	Profile of derivatives held as net investment hedges in € m. Within 1 year 1–3 years 3–5 years Over 5 years As of December 31, 2022 Nominal amount Foreign exchange forwards 34,664 229 21 0 Nominal amount Foreign exchange swaps 10,776 59 0 0 Total 45,440 288 21 0 As of December 31, 2021 Nominal amount Foreign exchange forwards 31,727 36 0 3 Nominal amount Foreign exchange swaps 7,239 68 16 0 Total 38,965 103 16 3